Summary of Significant Accounting Policies - Schedule of Disaggregated of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2026	Mar. 31, 2025
Schedule of Disaggregated of Revenue [Line Items]
Revenue	$ 8,392,383	$ 3,594,997	$ 21,475,746	$ 8,381,274
Percentage of Revenue			100.00%	100.00%
Insurance brokerage services [Member]
Schedule of Disaggregated of Revenue [Line Items]
Revenue			$ 19,903,300	$ 7,128,301
Percentage of Revenue			92.70%	85.10%
Referral business [Member]
Schedule of Disaggregated of Revenue [Line Items]
Revenue			$ 1,572,446	$ 1,252,973
Percentage of Revenue			7.30%	14.90%